Property and equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 5,209
Balance at end of period	5,665	$ 5,209
Leasehold improvements
Changes in property, plant and equipment [abstract]
Balance at beginning of period	3,841
Balance at end of period	4,342	3,841
Machinery and equipment
Changes in property, plant and equipment [abstract]
Balance at beginning of period	691
Balance at end of period	899	691
Computer hardware
Changes in property, plant and equipment [abstract]
Balance at beginning of period	388
Balance at end of period	248	388
Furniture and fixtures
Changes in property, plant and equipment [abstract]
Balance at beginning of period	289
Balance at end of period	176	289
Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance at beginning of period	10,922	11,600
Additions	1,515	217
Disposals	(488)	(80)
Currency Translation Adjustment	1,575	(815)
Balance at end of period	13,524	10,922
Gross carrying amount | Leasehold improvements
Changes in property, plant and equipment [abstract]
Balance at beginning of period	6,456	6,855
Additions	1,110	86
Disposals	(252)	0
Currency Translation Adjustment	971	(485)
Balance at end of period	8,285	6,456
Gross carrying amount | Machinery and equipment
Changes in property, plant and equipment [abstract]
Balance at beginning of period	1,861	1,975
Additions	403	115
Disposals	0	(66)
Currency Translation Adjustment	293	(163)
Balance at end of period	2,557	1,861
Gross carrying amount | Computer hardware
Changes in property, plant and equipment [abstract]
Balance at beginning of period	1,361	1,460
Additions	2	1
Disposals	(55)	(14)
Currency Translation Adjustment	158	(86)
Balance at end of period	1,466	1,361
Gross carrying amount | Furniture and fixtures
Changes in property, plant and equipment [abstract]
Balance at beginning of period	1,244	1,310
Additions	0	15
Disposals	(181)	0
Currency Translation Adjustment	153	(81)
Balance at end of period	1,216	1,244
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance at beginning of period	(5,713)	(4,131)
Additions	(1,810)	(1,935)
Disposals	488	14
Currency Translation Adjustment	(824)	339
Balance at end of period	(7,859)	(5,713)
Accumulated depreciation | Leasehold improvements
Changes in property, plant and equipment [abstract]
Balance at beginning of period	(2,615)	(1,576)
Additions	(1,181)	(1,182)
Disposals	252	0
Currency Translation Adjustment	(399)	143
Balance at end of period	(3,943)	(2,615)
Accumulated depreciation | Machinery and equipment
Changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,170)	(993)
Additions	(303)	(269)
Disposals	0	0
Currency Translation Adjustment	(185)	92
Balance at end of period	(1,658)	(1,170)
Accumulated depreciation | Computer hardware
Changes in property, plant and equipment [abstract]
Balance at beginning of period	(973)	(831)
Additions	(180)	(208)
Disposals	55	14
Currency Translation Adjustment	(120)	52
Balance at end of period	(1,218)	(973)
Accumulated depreciation | Furniture and fixtures
Changes in property, plant and equipment [abstract]
Balance at beginning of period	(955)	(731)
Additions	(146)	(276)
Disposals	181	0
Currency Translation Adjustment	(120)	52
Balance at end of period	$ (1,040)	$ (955)